Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 1,092,968	$ 1,645,234
Restricted cash	8,659	2,053
Short-term investments	32,548	58,736
Accounts receivable (net of allowance for doubtful accounts of $2,410 and $3,478 as of December 31, 2014 and 2015, respectively)	261,119	154,287
Prepaid expenses and other current assets	382,452	221,196
Amounts due from related parties	2,861	9,799
Deferred tax assets - current	1,268	4,844
Total current assets	1,781,875	2,096,149
Property and equipment, net	274,972	272,026
Land use rights, net	130,072	139,107
Acquired intangible assets, net	53,364	51,289
Goodwill	312,968	344,630
Long-term investments	1,026,106	314,979
Other noncurrent assets	38,901	97,025
Deferred tax assets - noncurrent	36,905	16,365
Total assets	3,655,163	3,331,570
Current liabilities (including amounts of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $367,837 and $275,846 as of December 31, 2014 and 2015, respectively):
Accounts payable	146,114	121,115
Accrued expenses and other current liabilities	420,632	298,831
Deferred revenue-current	79,939	72,890
Amounts due to related parties	2,770	1,089
Income tax payable	76,834	46,304
Long-term debt - current portion	1,635,000	0
Total current liabilities	2,361,289	540,229
Non-current liabilities (including amounts of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $9,611 and $19,654 as of December 31, 2014 and 2015, respectively):
Deferred tax liabilities	15,582	8,516
Deferred revenue-noncurrent	2,845	2,281
Long-term debt	0	1,635,000
Other non-current liabilities	2,641	3,276
Total liabilities	$ 2,382,357	$ 2,189,302
Commitments and contingencies (Note 20)
EQUITY
Treasury stock	$ (97,623)	$ (139)
Additional paid-in capital	668,711	669,760
Statutory reserves	58,793	49,433
Accumulated other comprehensive loss	(56,927)	(11,772)
Retained earnings	618,731	321,123
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	1,191,880	1,028,598
Noncontrolling interest	80,926	113,670
TOTAL EQUITY	1,272,806	1,142,268
TOTAL LIABILITIES AND EQUITY	3,655,163	3,331,570
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 147,485,168 and 151,592,057 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
EQUITY
Ordinary shares	152	147
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 45,931,163 and 42,568,349 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
EQUITY
Ordinary shares	$ 43	$ 46